Income Taxes (Income Before Provision For Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ 186,679	$ 258,905	$ 257,228
Income (Loss) from Continuing Operations before Income Taxes, Foreign									21,829	27,482	27,049
Income before provision for income taxes	$ 67,662	$ 59,612	$ 48,268	$ 32,966	$ 91,212	$ 78,150	$ 68,272	$ 48,753	$ 208,508	$ 286,387	$ 284,277